N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO SEPARATE ACCOUNT B
Entity Central Index Key	0000009713
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% o For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment. Losses due to surrender charges will be greater if there are also taxes and tax penalties.
				4. FEE TABLE 7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
				4. FEE TABLE 7. CHARGES – Transaction Fees
Are There Ongoing Fees and Expenses?
Yes. The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will bay each year based on the options you have selected.
				4. FEE TABLE 7. CHARGES - Fixed Account Surrender Charge and Transfer Fee
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base contract[1]	1.40%	3.50%
	2. Underlying mutual fund fees and expenses[2]	0.48%	1.02%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Guaranteed Minimum Withdrawal Benefit (“GMWB”)3 4	1.25%	1.55%

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]
As part of your purchase, you will need to select one of the available GMWB riders. The choice you make affects how much you will pay for your Contract. To help you understand the cost of owning your Contract, the table above shows the lowest and highest current charges you could pay each year. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

[4]	For historical GMWB charges, see Appendix G.

Lowest and Highest Annual Cost Table
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $2,620	HIGHEST ANNUAL COST $3,292
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is This a Short Term Investment?
No.This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrendered from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to 7 years following your last premium payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the (Contract (e.g., the division of the Separate Account).

•  Each investment option (including the DCA Plus accounts) has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS

Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options that you may choose.

•Investment Limitations - In purchasing the Contract, you are required to select only one GMWB rider. Regardless of which GMWB rider you select, it will limit the underlying mutual funds available to you as investment options under the Contract.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•We reserve the right to add or close Separate Account divisions and fixed options. We reserve the right to substitute the Separate Account divisions that are available as investment options under the Contract.

•Allocations to and from the DCA Plus accounts and the Fixed Account may be subject to restrictions and limitations.

•We reserve the right to impose additional restrictions on purchase payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A
INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits).
•Except as otherwise provided, the Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value of the death benefit, perhaps significantly, and reduction could be greater than the amount withdrawn.

•Optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% o For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment. Losses due to surrender charges will be greater if there are also taxes and tax penalties.
4. FEE TABLE
7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
4. FEE TABLE

7. CHARGES – Transaction Fees

Ongoing Fees and Expenses [Table Text Block]

	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% o For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment. Losses due to surrender charges will be greater if there are also taxes and tax penalties.
				4. FEE TABLE 7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
				4. FEE TABLE 7. CHARGES – Transaction Fees
Are There Ongoing Fees and Expenses?
Yes. The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will bay each year based on the options you have selected.
				4. FEE TABLE 7. CHARGES - Fixed Account Surrender Charge and Transfer Fee
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base contract[1]	1.40%	3.50%
	2. Underlying mutual fund fees and expenses[2]	0.48%	1.02%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Guaranteed Minimum Withdrawal Benefit (“GMWB”)3 4	1.25%	1.55%

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]
As part of your purchase, you will need to select one of the available GMWB riders. The choice you make affects how much you will pay for your Contract. To help you understand the cost of owning your Contract, the table above shows the lowest and highest current charges you could pay each year. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

[4]	For historical GMWB charges, see Appendix G.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.40%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	3.50%
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.02%
Optional Benefits Minimum [Percent]	1.25%
Optional Benefits Maximum [Percent]	1.55%
Base Contract (N-4) Footnotes [Text Block]	This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
Optional Benefits Footnotes [Text Block]
As part of your purchase, you will need to select one of the available GMWB riders. The choice you make affects how much you will pay for your Contract. To help you understand the cost of owning your Contract, the table above shows the lowest and highest current charges you could pay each year. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
For historical GMWB charges, see Appendix G.

Investment Options Footnotes [Text Block]	As a percentage of the average net underlying mutual fund assets.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $2,620	HIGHEST ANNUAL COST $3,292
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is This a Short Term Investment?
No.This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrendered from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to 7 years following your last premium payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the (Contract (e.g., the division of the Separate Account).

•  Each investment option (including the DCA Plus accounts) has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS

Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options that you may choose.

•Investment Limitations - In purchasing the Contract, you are required to select only one GMWB rider. Regardless of which GMWB rider you select, it will limit the underlying mutual funds available to you as investment options under the Contract.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•We reserve the right to add or close Separate Account divisions and fixed options. We reserve the right to substitute the Separate Account divisions that are available as investment options under the Contract.

•Allocations to and from the DCA Plus accounts and the Fixed Account may be subject to restrictions and limitations.

•We reserve the right to impose additional restrictions on purchase payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A
INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits).
•Except as otherwise provided, the Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value of the death benefit, perhaps significantly, and reduction could be greater than the amount withdrawn.

•Optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit

Lowest Annual Cost [Dollars]	$ 2,620
Highest Annual Cost [Dollars]	$ 3,292
Lowest Annual Cost Footnotes [Text Block]	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

Risks [Table Text Block]

Lowest and Highest Annual Cost Table
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $2,620	HIGHEST ANNUAL COST $3,292
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is This a Short Term Investment?
No.This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrendered from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to 7 years following your last premium payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the (Contract (e.g., the division of the Separate Account).

•  Each investment option (including the DCA Plus accounts) has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS

Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options that you may choose.

•Investment Limitations - In purchasing the Contract, you are required to select only one GMWB rider. Regardless of which GMWB rider you select, it will limit the underlying mutual funds available to you as investment options under the Contract.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•We reserve the right to add or close Separate Account divisions and fixed options. We reserve the right to substitute the Separate Account divisions that are available as investment options under the Contract.

•Allocations to and from the DCA Plus accounts and the Fixed Account may be subject to restrictions and limitations.

•We reserve the right to impose additional restrictions on purchase payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A
INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits).
•Except as otherwise provided, the Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value of the death benefit, perhaps significantly, and reduction could be greater than the amount withdrawn.

•Optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit

Investment Restrictions [Text Block]
Yes.

•There may be restrictions that limit the investment options that you may choose.

•Investment Limitations - In purchasing the Contract, you are required to select only one GMWB rider. Regardless of which GMWB rider you select, it will limit the underlying mutual funds available to you as investment options under the Contract.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•We reserve the right to add or close Separate Account divisions and fixed options. We reserve the right to substitute the Separate Account divisions that are available as investment options under the Contract.

•Allocations to and from the DCA Plus accounts and the Fixed Account may be subject to restrictions and limitations.

•We reserve the right to impose additional restrictions on purchase payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

Key Information, Benefit Restrictions [Text Block]
Yes.
•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits).
•Except as otherwise provided, the Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value of the death benefit, perhaps significantly, and reduction could be greater than the amount withdrawn.

•Optional benefits are no longer available for purchase.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
Tax Implications [Text Block]
•  You should consult with a tax professional to determine the tax implications of an investment in, and payments received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.

Investment Professional Compensation [Text Block]
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.

Exchanges [Text Block]
Your financial professional may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to you to purchase the new contract rather than continuing to own your existing contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer accumulated value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2) Surrender charge (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.
Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
You will pay additional charges for the GMWB rider that you select, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)	3.50%	1.40%

Guaranteed Minimum Withdrawal Benefit Riders(1)
	Maximum Annual Charge	Current Annual Charge
Target Income Protector rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)	2.00%	See the applicable GMWB Charges and Percentages Supplement(2)
Flexible Income Protector rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)	2.00%	See the applicable GMWB Charges and Percentages Supplement(2)
Flexible Income Protector Plus rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)	2.00%	See the applicable GMWB Charges and Percentages Supplement(2)
(1) Some rider provisions may vary from state to state and may be subject to additional restrictions.
(2)    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement are available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G. For more information regarding the GMWB Bonus and the For Life withdrawal benefit payment percentages, see the GMWB Bonus and For Life Withdrawal Benefit Payment provisions in section 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2025
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.48%	1.02%
Example

This Example is intended to help you compare the cost of investing in the variable options of Contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes all Contract value is allocated to variable options. Your costs could differ from those shown below if you invest in the Fixed Account or the DCA Plus Accounts.

The Example assumes that you invest $100,000 in the divisions of the Separate Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and GMWB rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,714	$24,402	$35,662	$66,232
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$6,405	$19,295	$32,415	$66,232
If you do not surrender your Contract:	1 year	3 years	5 years	10 years
	$6,405	$19,295	$32,415	$66,232

Transaction Expenses [Table Text Block]
Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2) Surrender charge (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	Surrender charge (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

Annual Contract Expenses [Table Text Block]
Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
You will pay additional charges for the GMWB rider that you select, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)	3.50%	1.40%

Guaranteed Minimum Withdrawal Benefit Riders(1)
	Maximum Annual Charge	Current Annual Charge
Target Income Protector rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)	2.00%	See the applicable GMWB Charges and Percentages Supplement(2)
Flexible Income Protector rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)	2.00%	See the applicable GMWB Charges and Percentages Supplement(2)
Flexible Income Protector Plus rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)	2.00%	See the applicable GMWB Charges and Percentages Supplement(2)
(1) Some rider provisions may vary from state to state and may be subject to additional restrictions.
(2)    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement are available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G. For more information regarding the GMWB Bonus and the For Life withdrawal benefit payment percentages, see the GMWB Bonus and For Life Withdrawal Benefit Payment provisions in section 10. BENEFITS AVAILABLE UNDER THE CONTRACT.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Average Account Value), Maximum [Percent]	3.50%
Base Contract Expense (of Average Account Value), Current [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	Some rider provisions may vary from state to state and may be subject to additional restrictions.
(2)    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement are available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G. For more information regarding the GMWB Bonus and the For Life withdrawal benefit payment percentages, see the GMWB Bonus and For Life Withdrawal Benefit Payment provisions in section 10. BENEFITS AVAILABLE UNDER THE CONTRACT.

Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2025
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.48%	1.02%

Portfolio Company Expenses [Text Block]
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)

Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.02%
Surrender Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,714	$24,402	$35,662	$66,232
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$6,405	$19,295	$32,415	$66,232
If you do not surrender your Contract:	1 year	3 years	5 years	10 years
	$6,405	$19,295	$32,415	$66,232

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,714
Surrender Expense, 3 Years, Maximum [Dollars]	24,402
Surrender Expense, 5 Years, Maximum [Dollars]	35,662
Surrender Expense, 10 Years, Maximum [Dollars]	$ 66,232
Annuitize Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,714	$24,402	$35,662	$66,232
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$6,405	$19,295	$32,415	$66,232
If you do not surrender your Contract:	1 year	3 years	5 years	10 years
	$6,405	$19,295	$32,415	$66,232

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,405
Annuitized Expense, 3 Years, Maximum [Dollars]	19,295
Annuitized Expense, 5 Years, Maximum [Dollars]	32,415
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 66,232
No Surrender Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,714	$24,402	$35,662	$66,232
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$6,405	$19,295	$32,415	$66,232
If you do not surrender your Contract:	1 year	3 years	5 years	10 years
	$6,405	$19,295	$32,415	$66,232

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,405
No Surrender Expense, 3 Years, Maximum [Dollars]	19,295
No Surrender Expense, 5 Years, Maximum [Dollars]	32,415
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 66,232
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the policy are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/LifeIncomeIIVAReport.
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and the GMWB rider are better for investors with long time horizons. Surrender charges apply for up to seven years after your last premium payment and these charges will reduce the value of your Contract if you withdraw money during that time. Taking excess withdrawals could substantially reduce or even terminate the benefits available under the Contract. See "Contract Benefits Risk" below. There also may be adverse tax consequences if you take early withdrawals from the Contract.
Volatility Mitigation Risk
Your investment options include volatility-controlled underlying mutual funds. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains. To see the funds' prospectus, go to the following website: www.principal.com/LifeIncomeIIVAReport.
Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap S&P 500 Index Buffer April Account, PVC U.S. LargeCap S&P 500 Index Buffer January Account, PVC U.S. LargeCap S&P 500 Index Buffer July Account, and PVC U.S. LargeCap S&P 500 Index Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/LifeIncomeIIVAReport.

Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.
Contract Benefits Risk
The benefits under the Contract are designed for different financial goals and/or to protect against different financial risks. There is a risk that you may not have chosen the optional benefits, (if any) that are best suited for you based on your present or future needs and circumstances, and the optional benefits that are more suited for you may no longer be available. If you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you may have paid additional fees for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for it. You should carefully review each benefit. You should also consider your liquidity needs in connection with the Contract's standard and optional benefits, and the negative impacts that the withdrawals and other transactions may have on the benefit. Partial surrenders (including applicable surrender charges and fees) and partial annuitizations may significantly reduce the value of a benefit, including the death benefit and any living benefit. Depending on the benefit, the reduction could be greater than the value withdrawn or annuitized. [You should also consider whether a benefit restricts the investment options available to you under the Contract or whether we reserve the right to restrict the investment options available under that benefit in the future. Investment restrictions are designed to reduce our risk that we will have to make payments from our General Account. In tern, they may also limit the potential growth of your Contract and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.]
Reservation of Rights
We may exercise all rights reserved to us under the Contract. Among other reservations of right as stated in this prospectus. We reserve the right to add or close Separate Account divisions or fixed account options. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract. We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges. We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in the contract year. We reserve the right to impose additional restrictions on purchase payments.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations (including under the DCA Plus accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
10. BENEFITS AVAILABLE UNDER THE CONTRACT
The following tables summarize information about the standard benefits available under the Contract.

Depending on your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms. See 8. GENERAL DESCRIPTION OF THE CONTRACT - FINANCIAL INTERMEDIARY VARIATIONS.

Name of Benefit	Purpose	Maximum/Current Fee	Brief Description of Restrictions/Limitations
Guaranteed Minimum Withdrawal Benefit (GMWB)	Allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.	Maximum Fee (1): •2.00% Annually Current Fee (2): See the applicable GMWB Charges and Percentages Supplement.
•Must select from three GMWB riders.
•GMWB rider you select determines the investment options available to you.
•Excess withdrawals could reduce or even terminate the benefits available.
•Cannot terminate rider until five years after Contract issue.

Standard Death Benefit	Beneficiaries receive a death benefit upon the death of the owner.	No Additional Fee	•Partial withdrawals and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	No Additional Fee	•Automatically occurs quarterly with an active GMWB rider. •Transfers can be elected quarterly, semi-annually or annually if you terminate your GMWB rider.
DCA Plus Program	DCA Plus accounts, which transfer amounts automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and pays you interest on amounts remaining in the DCA Plus accounts.	No Additional Fee
•Only premium payments may be allocated to the DCA Plus accounts.
•Transfers from the underlying mutual funds into the DCA Plus accounts are not permitted.
•Transfers occur automatically on the 28th of each month.

Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	No Additional Fee	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in the prospectus; and •Critical need did not exist before contract date.
(1)    At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The maximum quarterly charge is 0.5000%. For additional information on this charge, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Determining GMWB Charges and Percentages.
(2)    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement are available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G.
Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders
One of the primary benefits provided under your Contract is the guaranteed minimum withdrawal benefit and this provision covers the GMWB Riders’ benefits and limitations. For more detailed information about these riders, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
You must elect one of the following GMWB riders: Target Income Protector; Flexible Income Protector; or Flexible Income Protector Plus. These riders provide For Life withdrawals that help protect you against the risk of outliving your money. Some rider provisions may vary from state to state and may be subject to additional restrictions. All material state variations have been described in this prospectus.
Some of the features of these GMWB riders include:
•Target Income Protector - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. Selection of this rider results in restriction of your Contract investment options to more limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
•Flexible Income Protector - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider does not include an annual bonus. Selection of this rider results in restriction of your Contract investment options to a different set of limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
•Flexible Income Protector Plus - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. Selection of this rider results in restriction of your Contract investment options to a different set of limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
For Life withdrawal benefit payment percentages
These riders permit an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments. The election of "Joint Life" will result in a lower withdrawal benefit payment than the "Single Life" election.
Bonus feature
The Target Income Protector and Flexible Income Protector Plus riders have a bonus feature that rewards you annually for not taking withdrawals for a period of time immediately following purchase of a Contract. The GMWB Bonus increases the For Life withdrawal benefit base, which increases your available For Life withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value. This feature is not available with the Flexible Income Protector rider.
Step-Up feature
These riders have an annual step-up feature that can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth. You may choose to opt out of the GMWB step-up feature if the charge for your rider will increase.
Maximum annual rider charge
The Target Income Protector rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base. The Flexible Income Protector rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base. The Flexible Income Protector Plus rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base.
Spousal continuation
These riders provide that the For Life withdrawal benefit payments may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described in this section. We will not accept additional premium payments once the Contract accumulated value becomes zero. The additional premium payments will increase the For Life withdrawal benefit base on the next Contract anniversary.
Excess Withdrawals
Any portion of a withdrawal that exceeds the available For Life withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the For Life withdrawal benefit base, which will reduce future For Life withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal.
Termination
You may not terminate your GMWB rider prior to the 5th Contract anniversary following the rider effective date.
The rider will be terminated upon the earliest of the following to occur:
•The date you send us notice to terminate the rider.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except as otherwise provided in this prospectus.
•The date your surviving spouse elects to continue the Contract without the rider.
•The date you make an impermissible change in a covered life.
See 10. BENEFITS AVAILABLE UNDER THE CONTRACT for additional information.
Example:
Owner is 66 and has $300,000 in his withdrawal benefit base. If the single life withdrawal percentage at age 66 is 5.25%, the annual withdrawal benefit payment would be $15,750, or $1,312.50 per month. If the owner is eligible for the step-up feature, the withdrawal benefit base could increase if the annuity shows market gains for the year. If an excess withdrawal is taken, the annual withdrawal benefit payment available will decrease.
For additional, more detailed examples, see Appendices C, D and E.
Factors to Consider Before You Buy A Contract With A GMWB Rider
GMWB riders are designed to provide withdrawals for the rest of your life that help protect you from the risk of outliving your money. A GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
A Contract with a GMWB rider may be appropriate if you:
•Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
•Want to protect against the risk of you or your spouse outliving your income.
A Contract with a GMWB rider generally will not be appropriate if you:
•Do not intend to take any withdrawals from your Contract.
•Have an aggressive growth investment objective.
•Plan on taking withdrawals that exceed the GMWB withdrawal limits.
Before you purchase a Contract with a GMWB rider, you should carefully consider the following:
•The features of a GMWB rider may not be purchased separately. As a result, you may pay for rider features that you never use.
•If you take withdrawals that exceed a GMWB rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the For Life withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.
•A GMWB rider does not guarantee that the For Life withdrawal benefit payment(s) will be sufficient to meet your future income needs.
•A GMWB rider is not a guarantee that you will receive any earnings on your premium payments.
•A GMWB rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.
•The fee for the GMWB rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.
•A GMWB rider restricts your investment options to investment options that reflect a generally balanced investment objective.
•You may not terminate the GMWB rider until the 5th Contract anniversary following the rider effective date.
You should review the terms of each GMWB rider carefully and work with your financial professional to decide which GMWB rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
Which GMWB Rider May Be Appropriate for You
The Target Income Protector rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want to defer taking withdrawals and receive the GMWB Bonus.
The Flexible Income Protector rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want our lowest-cost GMWB rider.
•Want the ability to invest in a broader range of investment options than is available with the Target Income Protector rider.
The Flexible Income Protector Plus rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want to defer taking withdrawals and receive the GMWB Bonus.
•Want the ability to invest in the upcoming buffer account, which is not available in the Target Income Protector and Flexible Income Protector riders.
GMWB Rider Restrictions/Limitations
The GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take - or not take - withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 4. FEE TABLE). However, any withdrawals may have an impact on the value of your rider’s benefits.
If you take withdrawals in an amount that exceeds an available For Life withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the For Life withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see 4. FEE TABLE).
The GMWB rider results in restriction of your Contract investment options to more limited GMWB investment options (see GMWB Investment Options in this section).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of the rider (see Covered Life Change in this section).
GMWB Investment Options
While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under each GMWB rider (the GMWB investment options) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that the Contract value goes to zero.
When the GMWB rider is in effect, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options with each GMWB rider are:
Target Income Protector
•Diversified Balanced Adaptive Allocation Account;
•Diversified Growth Adaptive Allocation Account;
•Diversified Income Account; and
•Fidelity VIP Government Money Market Portfolio.
Flexible Income Protector
•Diversified Balanced Account;
•Diversified Balanced Strategic Allocation Account;
•Diversified Growth Account;
•Diversified Growth Strategic Allocation Account;
•Diversified Income Account; and
•Fidelity VIP Government Money Market Portfolio.
Flexible Income Protector Plus
•Diversified Balanced Account(1);
•Diversified Balanced Strategic Allocation Account(1);
•Diversified Growth Account(1);
•Diversified Growth Strategic Allocation Account(1);
•Diversified Income Account;
•Fidelity VIP Government Money Market Portfolio;
•PVC U.S. LargeCap S&P 500 Index Buffer July Account;
•PVC U.S. LargeCap S&P 500 Index Buffer April Account;
•PVC U.S. LargeCap S&P 500 Index Buffer January Account; and
•PVC U.S. LargeCap S&P 500 Index Buffer October Account.
(1)     Effective July 1, 2022, this account is not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.

For more information about each of these investment options, see the underlying mutual fund’s prospectus, which can be found at the following website: www.principal.com/LifeIncomeIIVAReport.
You may allocate new premium payments to the DCA Plus accounts. Such allocations are subject to the provisions of your Contract. See 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations.
DCA Plus Accounts
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. NOTE: The rider may not be terminated for 5 contract years following the rider effective date.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option(s) to one or more of the GMWB investment options available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option.*** You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option that is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option.*** You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer, in which case the discontinued GMWB investment option will no longer be available to you.***
***NOTE: If your Contract was issued in the State of New York, had an application signature date on or before June 30, 2022, and your Contract includes the Flexible Income Protector Plus Rider, the following GMWB investment options remain available to you:
•Principal VCF Diversified Balanced Account – Class 2;
•Principal VCF Diversified Balanced Strategic Allocation Account – Class 2;
•Principal VCF Diversified Growth Account – Class 2; and
•Principal VCF Diversified Growth Strategic Allocation Account – Class 2.
GMWB Investment Options Underlying Mutual Funds
You should note that all or most of the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Global Investors, LLC ("PGI"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying mutual funds that are not managed by an affiliate of ours, this Contract may not be appropriate for you.
To the extent that an underlying mutual fund managed by PGI may be included as a GMWB investment option, PGI will receive compensation from the management fee of the underlying mutual fund.
GMWB Rider Terms
We use the following definitions to describe the features of the GMWB riders:
•Excess Withdrawal - the portion of a withdrawal that exceeds the available For Life withdrawal benefit payment.
•For Life withdrawal benefit base - the basis for determining the For Life withdrawal benefit payment available each year.
•For Life withdrawal benefit payment - the amount that we guarantee you may withdraw each contract year.
•GMWB Bonus - a bonus credited to the For Life withdrawal benefit base, provided certain conditions are met. This feature is not available with the Flexible Income Protector rider.
•GMWB investment options - the limited investment options available under each GMWB rider.
•GMWB Model - a grouping of one or more investment options available under the GMWB rider.
•GMWB Step-Up - an increase to the For Life withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Required minimum distribution (“RMD”) amount - the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date - the date the rider is issued.
•Withdrawal - any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described below. We will not accept additional premium payments once the Contract accumulated value becomes zero.
While the rider is in effect, we may limit or not accept additional premium payments if we determine that, as a result of the timing and amounts of your additional premium payments and withdrawals, a limitation is necessary for us to manage the financial risks incurred in providing the GMWB. We also reserve the right to limit or not accept additional premium payments if we are not then offering this benefit for new contracts, or if we are offering a modified version of this benefit for new contracts. We will exercise such reservation of right for all annuity owners in the same class, in a non-discriminatory manner.
For Life Withdrawal Benefit Base
The For Life withdrawal benefit base is used to calculate the annual For Life withdrawal benefit payment. We calculate the For Life withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial For Life withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the For Life withdrawal benefit base is reset to the greater of 1 or 2, where:
1= the accumulated value on the Contract anniversary (see GMWB Step-Up in this section).
2 = the result of (a + b + c - d), where:
a = prior year For Life withdrawal benefit base (or initial For Life withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus (if applicable) credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawal causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
For Life Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments
“Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:
a.    Owner if there is only one owner;
b.    Annuitant if the owner is not a natural person;
c.    Youngest joint owner if there are joint owners; or
d.    Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy the rider’s issue age requirements on the date the covered life is designated in accordance with the terms of the rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments
“Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:
a.    The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    The joint owners, provided the joint owners are each other’s spouse.
NOTE:  Under the Code, spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will treat same-sex couples legally married in their respective states as having the same rights to benefits under federal law as opposite sex couples. All Contract provisions will be interpreted and administered in accordance with the Code and the relevant Internal Revenue Service guidance. For more information, please see your tax advisor.
NOTE:    At the time a covered life is designated, that covered life must satisfy the rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
For the Target Income Protector and the Flexible Income Protector Plus riders, the For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date.
For the Flexible Income Protector rider, the For Life withdrawal benefit payment percentages depends on whether you have elected “Single Life” or “Joint Life”, the age of the covered life on the date of the first withdrawal following the rider effective date, and the contract year at the time of the first withdrawal.
The For Life withdrawal benefit payment percentages applicable to the For Life withdrawal benefit payment are disclosed in a prospectus supplement that provides the percentages (“GMWB Charges and Percentages Supplement”).
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when to take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of the rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be based on age 46 and locked in for the remaining life of the rider. Election of "Joint Life" will result in a lower For Life withdrawal benefit payment percentage than "Single Life."
GMWB Bonus - only applicable for Target Income Protector and Flexible Income Protector Plus riders
Under the GMWB Bonus we will credit a bonus (“GMWB Bonus”) to the For Life withdrawal benefit base provided you have not taken any withdrawals since the rider effective date. The GMWB Bonus is calculated on each Contract anniversary.
The GMWB Bonus is equal to the total of all premium payments made prior to each Contract anniversary multiplied by the applicable GMWB Bonus Percentage disclosed in the GMWB Charges and Percentages Supplement.
The GMWB Bonus is no longer available after the earlier of:
•The Contract anniversary stated in the applicable GMWB Charges and Percentages Supplement following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
For rules to determine which GMWB Charge Percentage will apply to your contract, see Determining GMWB Charges and Percentages in this section.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the For Life withdrawal benefit base. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
The GMWB Step-Up is automatic and applies annually.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the For Life withdrawal benefit base, we will Step-Up the For Life withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your For Life withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the For Life withdrawal benefit base.
NOTE:     All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the For Life withdrawal benefit base will Step-Up.
If we increase the rider charge for existing contracts and you are eligible for a GMWB Step-Up of the withdrawal benefit base, you will be charged the increased rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you at least thirty days advance notice if the charge for your rider For Life will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups. For more information on the rider charge, see 7. CHARGES.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the For Life withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     10 years after the rider effective date;
2.    You have not declined any increases in the rider charge; and
3.    You have not fully annuitized the Contract.
GMWB Percentages
The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. All GMWB Charges and Percentages Supplements are available at www.principal.com/LifeIncomeIIVAReport. This prospectus, including the current GMWB Charges and Percentages Supplement, is available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G.
For more information regarding the GMWB Bonus and the For Life withdrawal benefit payment percentages, see the GMWB Bonus and For Life Withdrawal Benefit Payment provisions in this section.
Determining GMWB Charges and Percentages
The GMWB Charge and GMWB Percentages for your Contract will be determined as described in this paragraph so long as you satisfy the guidelines on submitting your application (see GMWB Submission Guidelines in this section). The GMWB Charge and GMWB Percentages in effect on the date you sign the application will apply to your Contract except in the following situation. If any of the GMWB Percentages in effect on the date we receive the money have increased from those in effect on the date you signed your application, you will receive the GMWB Charge and GMWB Percentages in effect on the date we receive the money, provided that no GMWB Percentages have decreased and the GMWB Charge has not changed.
You will be notified if the GMWB Submission Guidelines are not satisfied, in which case we will provide you with the current GMWB Charges and Percentages Supplement, which will include the GMWB Charge and GMWB Percentages applicable to your Contract. Additional paperwork may be required.
The GMWB Percentages applicable to your Contract will not change for the life of your Contract and will be in a GMWB Charges and Percentages Supplement attached to your prospectus. We reserve the right to increase the
GMWB Charge up to the maximum annual charge. See GMWB Charges for Rider Benefits in this section for more information.
For contract replacements where New York Reg 60 applies, see Appendix F for New York submission guidelines and information on determining GMWB Charge and GMWB Percentages. New York Regulation 60 is a regulation designed to protect New York consumers against unwanted or unnecessary replacements of existing life insurance or annuity contracts. New York Regulation 60 requires a person applying for an annuity contract in New York to authorize the insurance company to obtain information about any existing products/contracts they may own. The insurer then must provide the consumer with disclosures comparing the existing contract(s) to the new one. The insurer must describe the reasons why the company or advisor is recommending the new annuity contract and the replacement of the existing one.
GMWB Submission Guidelines
The guidelines that apply to the submission of your application (“GMWB Submission Guidelines”) are:
•your application must be signed within the stated time period during which the GMWB Charge and GMWB Percentages are in effect;
•your application must be received by us within 7 business days of the date the application is signed; and
•the annuity must be funded within 60 calendar days of the date the application is signed.
Under certain circumstances we may waive the GMWB Submission Guidelines or extend these time periods in a nondiscriminatory manner. For example, the GMWB Submission Guidelines may be waived in the event a delay is caused by Company’s or its representative’s error.
For contract replacements where New York Reg 60 applies, see Appendix F for New York submission guidelines and information on determining GMWB Charge and GMWB Percentages.
Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of the rider, except for the following permissible Changes:
1.    Spousal continuation of the rider as described in Death Benefit in this section.
2.    If withdrawals have not been taken and you have not previously elected to continue the rider as provided in Death Benefit, then:
a.    You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b.    You may remove a joint owner or primary beneficiary as a covered life.
c.    The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3.    If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner as a covered life.
b.    You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of the rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4.    If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner or primary beneficiary as a covered life.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of the rider.
c.     The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5.    If you have previously elected to continue the rider as provided in Death Benefit, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of the rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or the rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, the rider will be terminated as of the date of the assignment.
Effect of Withdrawals
A GMWB rider does not require you to take an available For Life withdrawal benefit payment. If you elect not to take an available For Life withdrawal benefit payment, that amount will not be carried forward to the next contract year.
For the Target Income Protector and Flexible Income Protector Plus riders, once you take a withdrawal, the GMWB Bonus is no longer available for the remainder of the Contract. See GMWB Bonus - only applicable for Target Income Protector and Flexible Income Protector Plus riders (in this section).
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t of the Code, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals below for additional information.
If you take excess withdrawals, the For Life withdrawal benefit base will be reduced on the next Contract anniversary. See Excess Withdrawals below for information about the negative effect of excess withdrawals.
To help you better understand the various features of the rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples in APPENDIX C, APPENDIX D, and APPENDIX E.
Excess Withdrawals
Any portion of a withdrawal that exceeds the available For Life withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the For Life withdrawal benefit base, which will reduce future For Life withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on For Life withdrawal benefit base
Excess withdrawals will reduce the For Life withdrawal benefit base in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available For Life withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the For Life withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the For Life withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a For Life withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a For Life withdrawal benefit payment for that contract year will be deemed an excess withdrawal.
RMD Program
Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•You have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable For Life withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a For Life withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment option:
•Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
See Effect of Withdrawals in this section for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your selection as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as follows:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the For Life withdrawal benefit payments as follows:
•If you have taken For Life withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken For Life withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
•the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or
•the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.
NOTE:    In the event that the Contract accumulated value reduces to zero, the For Life withdrawal benefit payments elected above will continue, but all other rights and benefits under the rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.
Termination and Reinstatement
You may not terminate the rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate the rider upon the earliest of the following to occur:
•The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Death Benefit in this section or the removal/ addition of a joint life as described in Covered Life Change in this section.
•The date your surviving spouse elects to continue the Contract without the rider (even if prior to the 5th Contract anniversary following the rider effective date).
•The date you make an impermissible change in a covered life.
If the rider terminates for any reason other than full surrender of the Contract, the rider may not be reinstated. Upon termination of the GMWB Rider, any and all benefits and guarantees under the rider will no longer be available to you.
If you surrender the Contract with the rider attached and the Contract is later reinstated, the rider also must be reinstated. At the time the rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available For Life withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.

If…	And…	Then…
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available For Life withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

Target Income Protector Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Target Income Protector Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the For Life withdrawal benefit base on each Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.
Flexible Income Protector Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Flexible Income Protector Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•"Single Life" — tiered percentages based on age and contract year at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•"Joint Life" — tiered percentages based on age and contract year at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.
Flexible Income Protector Plus Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Flexible Income Protector Plus Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the For Life withdrawal benefit base on each Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.
Death Benefit
Another primary benefit under your Contract is a death benefit, which is automatically included with your Contract at no additional cost. Generally, the death benefit is the greatest of a, b or c, where:
a =     the accumulated value on the date we receive proof of death and all required documents;
b =     the total of premium payments minus an adjustment* for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment* for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =     the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment* for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment* for each partial annuitization made after that Contract anniversary.
* While you have an active GMWB rider, the adjustment for withdrawals taken that do not exceed the “For Life” withdrawal benefit payment will reduce the GMWB death benefit by the amount of the withdrawal. The amount taken in excess of the “For Life” withdrawal benefit payment will proportionately reduce the GMWB death benefit. When you do not have an active GMWB rider, the death benefit will be the standard death benefit and all withdrawals taken will proportionately reduce the death benefit.
Standard Death Benefit Example
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
GMWB Death Benefit Example 1:
Contract issue date = August 31
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $4,000
On November 3, assume the accumulated value prior to the withdrawal is $110,000.
The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.
1.$106,000 = accumulated value ($110,000 - $4,000)
2.$96,000 = $100,000 - $4,000 = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
On November 3, the GMWB Death Benefit is $106,000.
GMWB Death Benefit Example 2:
Contract issue date = August 31
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on December 30 of same calendar year = $4,000
Accumulated Value on Contract anniversary divisible equally by 7 = $78,750
On December 30, assume the accumulated value prior to the withdrawal is $90,000.
Accumulated value after $4,000 withdrawal = $86,000
The GMWB Death Benefit on December 30 is the greatest of 1, 2, and 3 below.
1.$86,000 = accumulated value ($90,000 - $4,000)
2.$96,000 = $100,000 - $4,000 = total premium payments minus each withdrawal taken
3.$74,750 = $78,750 + $0 - $4,000 = the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal taken after that Contract anniversary.
On December 30, the GMWB death benefit is $96,000.00.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, a beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
GMWB Death Benefit
The GMWB Death Benefit is automatically included with your Contract and is applicable while the GMWB rider is in effect. If the GMWB rider is terminated, the GMWB Death Benefit is terminated and is replaced by the Standard Death Benefit. The Standard Death Benefit is similar to the GMWB Death Benefit with the exception of how withdrawals reduce the death benefit amount.
1.If you are the only owner, upon your death, your primary beneficiary may elect one of the following:
a.receive the GMWB Death Benefit as set forth below; or
b.if the primary beneficiary is your spouse, your spouse may continue the Contract with or without the rider as set forth later in this section.
2.If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:
a.receive the GMWB Death Benefit as set forth below; or
b.if the surviving joint owner is your spouse, your spouse may continue the Contract with or without the rider as set forth later in this section.
The GMWB Death Benefit is equal to the greatest of:
1.the Contract accumulated value as of the valuation date on which we receive the proof of death and all required documents;
2.the total premium payments minus each withdrawal** taken on or before the valuation date on which we receive the proof of death and all required documents;
3.the highest Contract accumulated value that was in effect on any prior Contract anniversary that is wholly divisible by 7, plus any premium payments made after that Contract anniversary minus each withdrawal** taken after that Contract anniversary.
**    For 2. and 3. above, a withdrawal (partial surrender including any applicable surrender charges and fees or partial annuitization) that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal. For example, if your accumulated value decreases due to the poor performance of the investment options you selected, the death benefit is reduced by more than the amount of the withdrawal for an excess withdrawal. NOTE: This is different than how withdrawals reduce the standard death benefit.
** For 2. and 3. above, withdrawals up to the RMD amount under the RMD Program for GMWB Riders are not considered excess withdrawals and reduce the GMWB Death Benefit by the amount of the withdrawal.
For examples of the GMWB Death Benefit calculations, see APPENDIX E - GMWB DEATH BENEFIT EXAMPLES.
Standard Death Benefit Formula
The standard death benefit replaces the GMWB Death Benefit when the GMWB rider is terminated. The Standard Death Benefit is similar to the GMWB Death Benefit with the exception of how withdrawals reduce the death benefit amount.
The amount of the Standard Death Benefit is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =     the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Contract Accumulated Value is Greater than Zero
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero. If the GMWB rider is terminated prior to the death, replace GMWB Death Benefit in the tables with Standard Death Benefit.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary will receive the GMWB Death Benefit. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary	Your spouse may:
a. continue the Contract with or without the rider as set forth later in this section; or
b. receive the GMWB Death Benefit.
All other primary beneficiaries will receive the GMWB Death Benefit.
Unless your spouse elects to continue the Contract with the rider, only your spouse’s and any other beneficiary’s(ies’) rights to the selected payments will continue; all other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the GMWB Death Benefit. All other rights and benefits under the Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse	Your spouse may:
a. continue the Contract with or without the rider as set forth later in this section; or
b. receive the GMWB death.
Unless your surviving spouse owner elects to continue the Contract with the rider, upon your death, only your spouse’s right to the selected payments will continue; all other rights and benefits under the rider and the Contract will terminate.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
If the annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the GMWB Death Benefit.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the GMWB Death Benefit is paid to the owner.
Upon the annuitant’s death, only the beneficiary(ies) right to the GMWB death benefit will continue; all other rights and benefits under the Contract will terminate.
Contract Accumulated Value is Zero
The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal benefit payments*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” For Life withdrawal benefit payments*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.
Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

You are a joint owner	You elected the “Single Life” For Life withdrawal benefit payments*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” For Life withdrawal benefit payments*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.
* See Effect of the Contract Accumulated Value Reaching Zero above for details regarding election of the For Life withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.
Spousal Continuation of GMWB Rider
The rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while the rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue the rider if:
1.    The Contract accumulated value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and the rider; and
3.    Your spouse is either:
    a.    your primary beneficiary, if you were the sole owner; or
    b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without the rider, the rider and all rights, benefits and charges under the rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, the rider may be continued one time only.
The following tables illustrate the various changes and the resulting outcomes associated with continuation of the rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement	Your spouse may continue the rider and take withdrawals until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of the rider will continue as in effect on the date of your death.
No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The GMWB rider terminates upon the death of the first owner to die. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of the rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
DCA Plus Program
For details about the DCA Plus Accounts and Dollar Cost Averaging Plus Program, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider
For details about the waiver of surrender charge rider, see 3. OVERVIEW OF THE CONTRACT.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Maximum/Current Fee	Brief Description of Restrictions/Limitations
Guaranteed Minimum Withdrawal Benefit (GMWB)	Allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.	Maximum Fee (1): •2.00% Annually Current Fee (2): See the applicable GMWB Charges and Percentages Supplement.
•Must select from three GMWB riders.
•GMWB rider you select determines the investment options available to you.
•Excess withdrawals could reduce or even terminate the benefits available.
•Cannot terminate rider until five years after Contract issue.

Standard Death Benefit	Beneficiaries receive a death benefit upon the death of the owner.	No Additional Fee	•Partial withdrawals and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	No Additional Fee	•Automatically occurs quarterly with an active GMWB rider. •Transfers can be elected quarterly, semi-annually or annually if you terminate your GMWB rider.
DCA Plus Program	DCA Plus accounts, which transfer amounts automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and pays you interest on amounts remaining in the DCA Plus accounts.	No Additional Fee
•Only premium payments may be allocated to the DCA Plus accounts.
•Transfers from the underlying mutual funds into the DCA Plus accounts are not permitted.
•Transfers occur automatically on the 28th of each month.

Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	No Additional Fee	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in the prospectus; and •Critical need did not exist before contract date.
(1)    At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The maximum quarterly charge is 0.5000%. For additional information on this charge, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Determining GMWB Charges and Percentages.
(2)    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement are available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G.

Optional Benefit Expense, Footnotes [Text Block]	Some rider provisions may vary from state to state and may be subject to additional restrictions.
(2)    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement are available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G. For more information regarding the GMWB Bonus and the For Life withdrawal benefit payment percentages, see the GMWB Bonus and For Life Withdrawal Benefit Payment provisions in section 10. BENEFITS AVAILABLE UNDER THE CONTRACT.

Benefits Description [Table Text Block]
Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders
One of the primary benefits provided under your Contract is the guaranteed minimum withdrawal benefit and this provision covers the GMWB Riders’ benefits and limitations. For more detailed information about these riders, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
You must elect one of the following GMWB riders: Target Income Protector; Flexible Income Protector; or Flexible Income Protector Plus. These riders provide For Life withdrawals that help protect you against the risk of outliving your money. Some rider provisions may vary from state to state and may be subject to additional restrictions. All material state variations have been described in this prospectus.
Some of the features of these GMWB riders include:
•Target Income Protector - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. Selection of this rider results in restriction of your Contract investment options to more limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
•Flexible Income Protector - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider does not include an annual bonus. Selection of this rider results in restriction of your Contract investment options to a different set of limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
•Flexible Income Protector Plus - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. Selection of this rider results in restriction of your Contract investment options to a different set of limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
For Life withdrawal benefit payment percentages
These riders permit an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments. The election of "Joint Life" will result in a lower withdrawal benefit payment than the "Single Life" election.
Bonus feature
The Target Income Protector and Flexible Income Protector Plus riders have a bonus feature that rewards you annually for not taking withdrawals for a period of time immediately following purchase of a Contract. The GMWB Bonus increases the For Life withdrawal benefit base, which increases your available For Life withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value. This feature is not available with the Flexible Income Protector rider.
Step-Up feature
These riders have an annual step-up feature that can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth. You may choose to opt out of the GMWB step-up feature if the charge for your rider will increase.
Maximum annual rider charge
The Target Income Protector rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base. The Flexible Income Protector rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base. The Flexible Income Protector Plus rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base.
Spousal continuation
These riders provide that the For Life withdrawal benefit payments may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described in this section. We will not accept additional premium payments once the Contract accumulated value becomes zero. The additional premium payments will increase the For Life withdrawal benefit base on the next Contract anniversary.
Excess Withdrawals
Any portion of a withdrawal that exceeds the available For Life withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the For Life withdrawal benefit base, which will reduce future For Life withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal.
Termination
You may not terminate your GMWB rider prior to the 5th Contract anniversary following the rider effective date.
The rider will be terminated upon the earliest of the following to occur:
•The date you send us notice to terminate the rider.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except as otherwise provided in this prospectus.
•The date your surviving spouse elects to continue the Contract without the rider.
•The date you make an impermissible change in a covered life.
See 10. BENEFITS AVAILABLE UNDER THE CONTRACT for additional information.
Example:
Owner is 66 and has $300,000 in his withdrawal benefit base. If the single life withdrawal percentage at age 66 is 5.25%, the annual withdrawal benefit payment would be $15,750, or $1,312.50 per month. If the owner is eligible for the step-up feature, the withdrawal benefit base could increase if the annuity shows market gains for the year. If an excess withdrawal is taken, the annual withdrawal benefit payment available will decrease.
For additional, more detailed examples, see Appendices C, D and E.
Factors to Consider Before You Buy A Contract With A GMWB Rider
GMWB riders are designed to provide withdrawals for the rest of your life that help protect you from the risk of outliving your money. A GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
A Contract with a GMWB rider may be appropriate if you:
•Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
•Want to protect against the risk of you or your spouse outliving your income.
A Contract with a GMWB rider generally will not be appropriate if you:
•Do not intend to take any withdrawals from your Contract.
•Have an aggressive growth investment objective.
•Plan on taking withdrawals that exceed the GMWB withdrawal limits.
Before you purchase a Contract with a GMWB rider, you should carefully consider the following:
•The features of a GMWB rider may not be purchased separately. As a result, you may pay for rider features that you never use.
•If you take withdrawals that exceed a GMWB rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the For Life withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.
•A GMWB rider does not guarantee that the For Life withdrawal benefit payment(s) will be sufficient to meet your future income needs.
•A GMWB rider is not a guarantee that you will receive any earnings on your premium payments.
•A GMWB rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.
•The fee for the GMWB rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.
•A GMWB rider restricts your investment options to investment options that reflect a generally balanced investment objective.
•You may not terminate the GMWB rider until the 5th Contract anniversary following the rider effective date.
You should review the terms of each GMWB rider carefully and work with your financial professional to decide which GMWB rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
Which GMWB Rider May Be Appropriate for You
The Target Income Protector rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want to defer taking withdrawals and receive the GMWB Bonus.
The Flexible Income Protector rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want our lowest-cost GMWB rider.
•Want the ability to invest in a broader range of investment options than is available with the Target Income Protector rider.
The Flexible Income Protector Plus rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want to defer taking withdrawals and receive the GMWB Bonus.
•Want the ability to invest in the upcoming buffer account, which is not available in the Target Income Protector and Flexible Income Protector riders.
GMWB Rider Restrictions/Limitations
The GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take - or not take - withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 4. FEE TABLE). However, any withdrawals may have an impact on the value of your rider’s benefits.
If you take withdrawals in an amount that exceeds an available For Life withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the For Life withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see 4. FEE TABLE).
The GMWB rider results in restriction of your Contract investment options to more limited GMWB investment options (see GMWB Investment Options in this section).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of the rider (see Covered Life Change in this section).
GMWB Investment Options
While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under each GMWB rider (the GMWB investment options) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that the Contract value goes to zero.
When the GMWB rider is in effect, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options with each GMWB rider are:
Target Income Protector
•Diversified Balanced Adaptive Allocation Account;
•Diversified Growth Adaptive Allocation Account;
•Diversified Income Account; and
•Fidelity VIP Government Money Market Portfolio.
Flexible Income Protector
•Diversified Balanced Account;
•Diversified Balanced Strategic Allocation Account;
•Diversified Growth Account;
•Diversified Growth Strategic Allocation Account;
•Diversified Income Account; and
•Fidelity VIP Government Money Market Portfolio.
Flexible Income Protector Plus
•Diversified Balanced Account(1);
•Diversified Balanced Strategic Allocation Account(1);
•Diversified Growth Account(1);
•Diversified Growth Strategic Allocation Account(1);
•Diversified Income Account;
•Fidelity VIP Government Money Market Portfolio;
•PVC U.S. LargeCap S&P 500 Index Buffer July Account;
•PVC U.S. LargeCap S&P 500 Index Buffer April Account;
•PVC U.S. LargeCap S&P 500 Index Buffer January Account; and
•PVC U.S. LargeCap S&P 500 Index Buffer October Account.
(1)     Effective July 1, 2022, this account is not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.

For more information about each of these investment options, see the underlying mutual fund’s prospectus, which can be found at the following website: www.principal.com/LifeIncomeIIVAReport.
You may allocate new premium payments to the DCA Plus accounts. Such allocations are subject to the provisions of your Contract. See 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations.
DCA Plus Accounts
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. NOTE: The rider may not be terminated for 5 contract years following the rider effective date.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option(s) to one or more of the GMWB investment options available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option.*** You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option that is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option.*** You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer, in which case the discontinued GMWB investment option will no longer be available to you.***
***NOTE: If your Contract was issued in the State of New York, had an application signature date on or before June 30, 2022, and your Contract includes the Flexible Income Protector Plus Rider, the following GMWB investment options remain available to you:
•Principal VCF Diversified Balanced Account – Class 2;
•Principal VCF Diversified Balanced Strategic Allocation Account – Class 2;
•Principal VCF Diversified Growth Account – Class 2; and
•Principal VCF Diversified Growth Strategic Allocation Account – Class 2.
GMWB Investment Options Underlying Mutual Funds
You should note that all or most of the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Global Investors, LLC ("PGI"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying mutual funds that are not managed by an affiliate of ours, this Contract may not be appropriate for you.
To the extent that an underlying mutual fund managed by PGI may be included as a GMWB investment option, PGI will receive compensation from the management fee of the underlying mutual fund.
GMWB Rider Terms
We use the following definitions to describe the features of the GMWB riders:
•Excess Withdrawal - the portion of a withdrawal that exceeds the available For Life withdrawal benefit payment.
•For Life withdrawal benefit base - the basis for determining the For Life withdrawal benefit payment available each year.
•For Life withdrawal benefit payment - the amount that we guarantee you may withdraw each contract year.
•GMWB Bonus - a bonus credited to the For Life withdrawal benefit base, provided certain conditions are met. This feature is not available with the Flexible Income Protector rider.
•GMWB investment options - the limited investment options available under each GMWB rider.
•GMWB Model - a grouping of one or more investment options available under the GMWB rider.
•GMWB Step-Up - an increase to the For Life withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Required minimum distribution (“RMD”) amount - the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date - the date the rider is issued.
•Withdrawal - any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described below. We will not accept additional premium payments once the Contract accumulated value becomes zero.
While the rider is in effect, we may limit or not accept additional premium payments if we determine that, as a result of the timing and amounts of your additional premium payments and withdrawals, a limitation is necessary for us to manage the financial risks incurred in providing the GMWB. We also reserve the right to limit or not accept additional premium payments if we are not then offering this benefit for new contracts, or if we are offering a modified version of this benefit for new contracts. We will exercise such reservation of right for all annuity owners in the same class, in a non-discriminatory manner.
For Life Withdrawal Benefit Base
The For Life withdrawal benefit base is used to calculate the annual For Life withdrawal benefit payment. We calculate the For Life withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial For Life withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the For Life withdrawal benefit base is reset to the greater of 1 or 2, where:
1= the accumulated value on the Contract anniversary (see GMWB Step-Up in this section).
2 = the result of (a + b + c - d), where:
a = prior year For Life withdrawal benefit base (or initial For Life withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus (if applicable) credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawal causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
For Life Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments
“Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:
a.    Owner if there is only one owner;
b.    Annuitant if the owner is not a natural person;
c.    Youngest joint owner if there are joint owners; or
d.    Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy the rider’s issue age requirements on the date the covered life is designated in accordance with the terms of the rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments
“Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:
a.    The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    The joint owners, provided the joint owners are each other’s spouse.
NOTE:  Under the Code, spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will treat same-sex couples legally married in their respective states as having the same rights to benefits under federal law as opposite sex couples. All Contract provisions will be interpreted and administered in accordance with the Code and the relevant Internal Revenue Service guidance. For more information, please see your tax advisor.
NOTE:    At the time a covered life is designated, that covered life must satisfy the rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
For the Target Income Protector and the Flexible Income Protector Plus riders, the For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date.
For the Flexible Income Protector rider, the For Life withdrawal benefit payment percentages depends on whether you have elected “Single Life” or “Joint Life”, the age of the covered life on the date of the first withdrawal following the rider effective date, and the contract year at the time of the first withdrawal.
The For Life withdrawal benefit payment percentages applicable to the For Life withdrawal benefit payment are disclosed in a prospectus supplement that provides the percentages (“GMWB Charges and Percentages Supplement”).
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when to take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of the rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be based on age 46 and locked in for the remaining life of the rider. Election of "Joint Life" will result in a lower For Life withdrawal benefit payment percentage than "Single Life."
GMWB Bonus - only applicable for Target Income Protector and Flexible Income Protector Plus riders
Under the GMWB Bonus we will credit a bonus (“GMWB Bonus”) to the For Life withdrawal benefit base provided you have not taken any withdrawals since the rider effective date. The GMWB Bonus is calculated on each Contract anniversary.
The GMWB Bonus is equal to the total of all premium payments made prior to each Contract anniversary multiplied by the applicable GMWB Bonus Percentage disclosed in the GMWB Charges and Percentages Supplement.
The GMWB Bonus is no longer available after the earlier of:
•The Contract anniversary stated in the applicable GMWB Charges and Percentages Supplement following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
For rules to determine which GMWB Charge Percentage will apply to your contract, see Determining GMWB Charges and Percentages in this section.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the For Life withdrawal benefit base. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
The GMWB Step-Up is automatic and applies annually.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the For Life withdrawal benefit base, we will Step-Up the For Life withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your For Life withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the For Life withdrawal benefit base.
NOTE:     All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the For Life withdrawal benefit base will Step-Up.
If we increase the rider charge for existing contracts and you are eligible for a GMWB Step-Up of the withdrawal benefit base, you will be charged the increased rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you at least thirty days advance notice if the charge for your rider For Life will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups. For more information on the rider charge, see 7. CHARGES.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the For Life withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     10 years after the rider effective date;
2.    You have not declined any increases in the rider charge; and
3.    You have not fully annuitized the Contract.
GMWB Percentages
The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. All GMWB Charges and Percentages Supplements are available at www.principal.com/LifeIncomeIIVAReport. This prospectus, including the current GMWB Charges and Percentages Supplement, is available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G.
For more information regarding the GMWB Bonus and the For Life withdrawal benefit payment percentages, see the GMWB Bonus and For Life Withdrawal Benefit Payment provisions in this section.
Determining GMWB Charges and Percentages
The GMWB Charge and GMWB Percentages for your Contract will be determined as described in this paragraph so long as you satisfy the guidelines on submitting your application (see GMWB Submission Guidelines in this section). The GMWB Charge and GMWB Percentages in effect on the date you sign the application will apply to your Contract except in the following situation. If any of the GMWB Percentages in effect on the date we receive the money have increased from those in effect on the date you signed your application, you will receive the GMWB Charge and GMWB Percentages in effect on the date we receive the money, provided that no GMWB Percentages have decreased and the GMWB Charge has not changed.
You will be notified if the GMWB Submission Guidelines are not satisfied, in which case we will provide you with the current GMWB Charges and Percentages Supplement, which will include the GMWB Charge and GMWB Percentages applicable to your Contract. Additional paperwork may be required.
The GMWB Percentages applicable to your Contract will not change for the life of your Contract and will be in a GMWB Charges and Percentages Supplement attached to your prospectus. We reserve the right to increase the
GMWB Charge up to the maximum annual charge. See GMWB Charges for Rider Benefits in this section for more information.
For contract replacements where New York Reg 60 applies, see Appendix F for New York submission guidelines and information on determining GMWB Charge and GMWB Percentages. New York Regulation 60 is a regulation designed to protect New York consumers against unwanted or unnecessary replacements of existing life insurance or annuity contracts. New York Regulation 60 requires a person applying for an annuity contract in New York to authorize the insurance company to obtain information about any existing products/contracts they may own. The insurer then must provide the consumer with disclosures comparing the existing contract(s) to the new one. The insurer must describe the reasons why the company or advisor is recommending the new annuity contract and the replacement of the existing one.
GMWB Submission Guidelines
The guidelines that apply to the submission of your application (“GMWB Submission Guidelines”) are:
•your application must be signed within the stated time period during which the GMWB Charge and GMWB Percentages are in effect;
•your application must be received by us within 7 business days of the date the application is signed; and
•the annuity must be funded within 60 calendar days of the date the application is signed.
Under certain circumstances we may waive the GMWB Submission Guidelines or extend these time periods in a nondiscriminatory manner. For example, the GMWB Submission Guidelines may be waived in the event a delay is caused by Company’s or its representative’s error.
For contract replacements where New York Reg 60 applies, see Appendix F for New York submission guidelines and information on determining GMWB Charge and GMWB Percentages.
Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of the rider, except for the following permissible Changes:
1.    Spousal continuation of the rider as described in Death Benefit in this section.
2.    If withdrawals have not been taken and you have not previously elected to continue the rider as provided in Death Benefit, then:
a.    You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b.    You may remove a joint owner or primary beneficiary as a covered life.
c.    The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3.    If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner as a covered life.
b.    You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of the rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4.    If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner or primary beneficiary as a covered life.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of the rider.
c.     The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5.    If you have previously elected to continue the rider as provided in Death Benefit, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of the rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or the rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, the rider will be terminated as of the date of the assignment.
Effect of Withdrawals
A GMWB rider does not require you to take an available For Life withdrawal benefit payment. If you elect not to take an available For Life withdrawal benefit payment, that amount will not be carried forward to the next contract year.
For the Target Income Protector and Flexible Income Protector Plus riders, once you take a withdrawal, the GMWB Bonus is no longer available for the remainder of the Contract. See GMWB Bonus - only applicable for Target Income Protector and Flexible Income Protector Plus riders (in this section).
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t of the Code, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals below for additional information.
If you take excess withdrawals, the For Life withdrawal benefit base will be reduced on the next Contract anniversary. See Excess Withdrawals below for information about the negative effect of excess withdrawals.
To help you better understand the various features of the rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples in APPENDIX C, APPENDIX D, and APPENDIX E.
Excess Withdrawals
Any portion of a withdrawal that exceeds the available For Life withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the For Life withdrawal benefit base, which will reduce future For Life withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on For Life withdrawal benefit base
Excess withdrawals will reduce the For Life withdrawal benefit base in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available For Life withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the For Life withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the For Life withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a For Life withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a For Life withdrawal benefit payment for that contract year will be deemed an excess withdrawal.
RMD Program
Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•You have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable For Life withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a For Life withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment option:
•Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
See Effect of Withdrawals in this section for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your selection as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as follows:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the For Life withdrawal benefit payments as follows:
•If you have taken For Life withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken For Life withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
•the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or
•the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.
NOTE:    In the event that the Contract accumulated value reduces to zero, the For Life withdrawal benefit payments elected above will continue, but all other rights and benefits under the rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.
Termination and Reinstatement
You may not terminate the rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate the rider upon the earliest of the following to occur:
•The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Death Benefit in this section or the removal/ addition of a joint life as described in Covered Life Change in this section.
•The date your surviving spouse elects to continue the Contract without the rider (even if prior to the 5th Contract anniversary following the rider effective date).
•The date you make an impermissible change in a covered life.
If the rider terminates for any reason other than full surrender of the Contract, the rider may not be reinstated. Upon termination of the GMWB Rider, any and all benefits and guarantees under the rider will no longer be available to you.
If you surrender the Contract with the rider attached and the Contract is later reinstated, the rider also must be reinstated. At the time the rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available For Life withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.

If…	And…	Then…
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available For Life withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

Target Income Protector Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Target Income Protector Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the For Life withdrawal benefit base on each Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.
Flexible Income Protector Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Flexible Income Protector Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•"Single Life" — tiered percentages based on age and contract year at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•"Joint Life" — tiered percentages based on age and contract year at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.
Flexible Income Protector Plus Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Flexible Income Protector Plus Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the For Life withdrawal benefit base on each Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.
Death Benefit
Another primary benefit under your Contract is a death benefit, which is automatically included with your Contract at no additional cost. Generally, the death benefit is the greatest of a, b or c, where:
a =     the accumulated value on the date we receive proof of death and all required documents;
b =     the total of premium payments minus an adjustment* for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment* for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =     the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment* for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment* for each partial annuitization made after that Contract anniversary.
* While you have an active GMWB rider, the adjustment for withdrawals taken that do not exceed the “For Life” withdrawal benefit payment will reduce the GMWB death benefit by the amount of the withdrawal. The amount taken in excess of the “For Life” withdrawal benefit payment will proportionately reduce the GMWB death benefit. When you do not have an active GMWB rider, the death benefit will be the standard death benefit and all withdrawals taken will proportionately reduce the death benefit.
Standard Death Benefit Example
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
GMWB Death Benefit Example 1:
Contract issue date = August 31
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $4,000
On November 3, assume the accumulated value prior to the withdrawal is $110,000.
The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.
1.$106,000 = accumulated value ($110,000 - $4,000)
2.$96,000 = $100,000 - $4,000 = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
On November 3, the GMWB Death Benefit is $106,000.
GMWB Death Benefit Example 2:
Contract issue date = August 31
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on December 30 of same calendar year = $4,000
Accumulated Value on Contract anniversary divisible equally by 7 = $78,750
On December 30, assume the accumulated value prior to the withdrawal is $90,000.
Accumulated value after $4,000 withdrawal = $86,000
The GMWB Death Benefit on December 30 is the greatest of 1, 2, and 3 below.
1.$86,000 = accumulated value ($90,000 - $4,000)
2.$96,000 = $100,000 - $4,000 = total premium payments minus each withdrawal taken
3.$74,750 = $78,750 + $0 - $4,000 = the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal taken after that Contract anniversary.
On December 30, the GMWB death benefit is $96,000.00.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, a beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
GMWB Death Benefit
The GMWB Death Benefit is automatically included with your Contract and is applicable while the GMWB rider is in effect. If the GMWB rider is terminated, the GMWB Death Benefit is terminated and is replaced by the Standard Death Benefit. The Standard Death Benefit is similar to the GMWB Death Benefit with the exception of how withdrawals reduce the death benefit amount.
1.If you are the only owner, upon your death, your primary beneficiary may elect one of the following:
a.receive the GMWB Death Benefit as set forth below; or
b.if the primary beneficiary is your spouse, your spouse may continue the Contract with or without the rider as set forth later in this section.
2.If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:
a.receive the GMWB Death Benefit as set forth below; or
b.if the surviving joint owner is your spouse, your spouse may continue the Contract with or without the rider as set forth later in this section.
The GMWB Death Benefit is equal to the greatest of:
1.the Contract accumulated value as of the valuation date on which we receive the proof of death and all required documents;
2.the total premium payments minus each withdrawal** taken on or before the valuation date on which we receive the proof of death and all required documents;
3.the highest Contract accumulated value that was in effect on any prior Contract anniversary that is wholly divisible by 7, plus any premium payments made after that Contract anniversary minus each withdrawal** taken after that Contract anniversary.
**    For 2. and 3. above, a withdrawal (partial surrender including any applicable surrender charges and fees or partial annuitization) that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal. For example, if your accumulated value decreases due to the poor performance of the investment options you selected, the death benefit is reduced by more than the amount of the withdrawal for an excess withdrawal. NOTE: This is different than how withdrawals reduce the standard death benefit.
** For 2. and 3. above, withdrawals up to the RMD amount under the RMD Program for GMWB Riders are not considered excess withdrawals and reduce the GMWB Death Benefit by the amount of the withdrawal.
For examples of the GMWB Death Benefit calculations, see APPENDIX E - GMWB DEATH BENEFIT EXAMPLES.
Standard Death Benefit Formula
The standard death benefit replaces the GMWB Death Benefit when the GMWB rider is terminated. The Standard Death Benefit is similar to the GMWB Death Benefit with the exception of how withdrawals reduce the death benefit amount.
The amount of the Standard Death Benefit is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =     the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Contract Accumulated Value is Greater than Zero
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero. If the GMWB rider is terminated prior to the death, replace GMWB Death Benefit in the tables with Standard Death Benefit.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary will receive the GMWB Death Benefit. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary	Your spouse may:
a. continue the Contract with or without the rider as set forth later in this section; or
b. receive the GMWB Death Benefit.
All other primary beneficiaries will receive the GMWB Death Benefit.
Unless your spouse elects to continue the Contract with the rider, only your spouse’s and any other beneficiary’s(ies’) rights to the selected payments will continue; all other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the GMWB Death Benefit. All other rights and benefits under the Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse	Your spouse may:
a. continue the Contract with or without the rider as set forth later in this section; or
b. receive the GMWB death.
Unless your surviving spouse owner elects to continue the Contract with the rider, upon your death, only your spouse’s right to the selected payments will continue; all other rights and benefits under the rider and the Contract will terminate.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
If the annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the GMWB Death Benefit.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the GMWB Death Benefit is paid to the owner.
Upon the annuitant’s death, only the beneficiary(ies) right to the GMWB death benefit will continue; all other rights and benefits under the Contract will terminate.
Contract Accumulated Value is Zero
The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal benefit payments*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” For Life withdrawal benefit payments*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.
Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

You are a joint owner	You elected the “Single Life” For Life withdrawal benefit payments*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” For Life withdrawal benefit payments*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.
* See Effect of the Contract Accumulated Value Reaching Zero above for details regarding election of the For Life withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.
Spousal Continuation of GMWB Rider
The rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while the rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue the rider if:
1.    The Contract accumulated value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and the rider; and
3.    Your spouse is either:
    a.    your primary beneficiary, if you were the sole owner; or
    b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without the rider, the rider and all rights, benefits and charges under the rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, the rider may be continued one time only.
The following tables illustrate the various changes and the resulting outcomes associated with continuation of the rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement	Your spouse may continue the rider and take withdrawals until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of the rider will continue as in effect on the date of your death.
No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The GMWB rider terminates upon the death of the first owner to die. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of the rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
DCA Plus Program
For details about the DCA Plus Accounts and Dollar Cost Averaging Plus Program, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider
For details about the waiver of surrender charge rider, see 3. OVERVIEW OF THE CONTRACT.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at https://www.principal.com/LifeIncomeIIVAReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com. Depending on the GMWB Rider you choose with your Contract, you may not be able to invest in certain investment options.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class 2 [3]	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.50%	3.86%	2.90%	1.83%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Account Class 2 [2,3,4]	Principal Global Investors, LLC	0.49%	12.09%	5.66%	7.27%

Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [2,3,4,8]	Principal Global Investors, LLC	0.53%	7.00%	4.50%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Account Class 2 [2,3,4]	Principal Global Investors, LLC	0.49%	13.86%	7.60%	8.90%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [2,3,7]	Principal Global Investors, LLC	0.53%	7.31%	6.13%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Income Account Class 2 [2,3]	Principal Global Investors, LLC	0.48%	10.38%	3.74%	5.61%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,5,6]	Principal Global Investors, LLC	0.98%	11.95%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,5,6]	Principal Global Investors, LLC	0.99%	12.74%

Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,5,6]	Principal Global Investors, LLC	1.00%	13.26%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,5,6]	Principal Global Investors, LLC	0.99%	13.10%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund is a fund of funds. The funds of funds expenses may be higher than other fund types because the expenses of the selected Fund include the expenses of the funds it holds.
3. This Fund pays 12b-1 fees to Principal Securities, Inc. ("PSI").
4. Effective July 1, 2022, this account is not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.
5. This Fund is not available in the state of New York.
6. This Fund may not be available through all broker-dealers.
7. On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
8. On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.

Variable Option [Line Items]
Prospectuses Available [Text Block]
Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at https://www.principal.com/LifeIncomeIIVAReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com. Depending on the GMWB Rider you choose with your Contract, you may not be able to invest in certain investment options.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.

Temporary Fee Reductions, Current Expenses [Text Block]
1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund is a fund of funds. The funds of funds expenses may be higher than other fund types because the expenses of the selec
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries receive a death benefit upon the death of the owner.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Partial withdrawals and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]
Death Benefit
Another primary benefit under your Contract is a death benefit, which is automatically included with your Contract at no additional cost. Generally, the death benefit is the greatest of a, b or c, where:
a =     the accumulated value on the date we receive proof of death and all required documents;
b =     the total of premium payments minus an adjustment* for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment* for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =     the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment* for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment* for each partial annuitization made after that Contract anniversary.
* While you have an active GMWB rider, the adjustment for withdrawals taken that do not exceed the “For Life” withdrawal benefit payment will reduce the GMWB death benefit by the amount of the withdrawal. The amount taken in excess of the “For Life” withdrawal benefit payment will proportionately reduce the GMWB death benefit. When you do not have an active GMWB rider, the death benefit will be the standard death benefit and all withdrawals taken will proportionately reduce the death benefit.
Standard Death Benefit Example
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
GMWB Death Benefit Example 1:
Contract issue date = August 31
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $4,000
On November 3, assume the accumulated value prior to the withdrawal is $110,000.
The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.
1.$106,000 = accumulated value ($110,000 - $4,000)
2.$96,000 = $100,000 - $4,000 = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
On November 3, the GMWB Death Benefit is $106,000.
GMWB Death Benefit Example 2:
Contract issue date = August 31
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on December 30 of same calendar year = $4,000
Accumulated Value on Contract anniversary divisible equally by 7 = $78,750
On December 30, assume the accumulated value prior to the withdrawal is $90,000.
Accumulated value after $4,000 withdrawal = $86,000
The GMWB Death Benefit on December 30 is the greatest of 1, 2, and 3 below.
1.$86,000 = accumulated value ($90,000 - $4,000)
2.$96,000 = $100,000 - $4,000 = total premium payments minus each withdrawal taken
3.$74,750 = $78,750 + $0 - $4,000 = the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal taken after that Contract anniversary.
On December 30, the GMWB death benefit is $96,000.00.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, a beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
GMWB Death Benefit
The GMWB Death Benefit is automatically included with your Contract and is applicable while the GMWB rider is in effect. If the GMWB rider is terminated, the GMWB Death Benefit is terminated and is replaced by the Standard Death Benefit. The Standard Death Benefit is similar to the GMWB Death Benefit with the exception of how withdrawals reduce the death benefit amount.
1.If you are the only owner, upon your death, your primary beneficiary may elect one of the following:
a.receive the GMWB Death Benefit as set forth below; or
b.if the primary beneficiary is your spouse, your spouse may continue the Contract with or without the rider as set forth later in this section.
2.If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:
a.receive the GMWB Death Benefit as set forth below; or
b.if the surviving joint owner is your spouse, your spouse may continue the Contract with or without the rider as set forth later in this section.
The GMWB Death Benefit is equal to the greatest of:
1.the Contract accumulated value as of the valuation date on which we receive the proof of death and all required documents;
2.the total premium payments minus each withdrawal** taken on or before the valuation date on which we receive the proof of death and all required documents;
3.the highest Contract accumulated value that was in effect on any prior Contract anniversary that is wholly divisible by 7, plus any premium payments made after that Contract anniversary minus each withdrawal** taken after that Contract anniversary.
**    For 2. and 3. above, a withdrawal (partial surrender including any applicable surrender charges and fees or partial annuitization) that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal. For example, if your accumulated value decreases due to the poor performance of the investment options you selected, the death benefit is reduced by more than the amount of the withdrawal for an excess withdrawal. NOTE: This is different than how withdrawals reduce the standard death benefit.
** For 2. and 3. above, withdrawals up to the RMD amount under the RMD Program for GMWB Riders are not considered excess withdrawals and reduce the GMWB Death Benefit by the amount of the withdrawal.
For examples of the GMWB Death Benefit calculations, see APPENDIX E - GMWB DEATH BENEFIT EXAMPLES.
Standard Death Benefit Formula
The standard death benefit replaces the GMWB Death Benefit when the GMWB rider is terminated. The Standard Death Benefit is similar to the GMWB Death Benefit with the exception of how withdrawals reduce the death benefit amount.
The amount of the Standard Death Benefit is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =     the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Contract Accumulated Value is Greater than Zero
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero. If the GMWB rider is terminated prior to the death, replace GMWB Death Benefit in the tables with Standard Death Benefit.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary will receive the GMWB Death Benefit. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary	Your spouse may:
a. continue the Contract with or without the rider as set forth later in this section; or
b. receive the GMWB Death Benefit.
All other primary beneficiaries will receive the GMWB Death Benefit.
Unless your spouse elects to continue the Contract with the rider, only your spouse’s and any other beneficiary’s(ies’) rights to the selected payments will continue; all other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the GMWB Death Benefit. All other rights and benefits under the Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse	Your spouse may:
a. continue the Contract with or without the rider as set forth later in this section; or
b. receive the GMWB death.
Unless your surviving spouse owner elects to continue the Contract with the rider, upon your death, only your spouse’s right to the selected payments will continue; all other rights and benefits under the rider and the Contract will terminate.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
If the annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the GMWB Death Benefit.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the GMWB Death Benefit is paid to the owner.
Upon the annuitant’s death, only the beneficiary(ies) right to the GMWB death benefit will continue; all other rights and benefits under the Contract will terminate.
Contract Accumulated Value is Zero
The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal benefit payments*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” For Life withdrawal benefit payments*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.
Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

You are a joint owner	You elected the “Single Life” For Life withdrawal benefit payments*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” For Life withdrawal benefit payments*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.
* See Effect of the Contract Accumulated Value Reaching Zero above for details regarding election of the For Life withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

Unscheduled Partial Surrender [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Unscheduled Transfer [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
State Premium Taxes [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.
Target Income Protector Rider (GMWB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Flexible Income Protector Rider (GMWB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Flexible Income Protector Plus Rider (GMWB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Guaranteed Minimum Withdrawal Benefit (GMWB) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Minimum Withdrawal Benefit (GMWB)
Purpose of Benefit [Text Block]	Allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
•Must select from three GMWB riders.
•GMWB rider you select determines the investment options available to you.
•Excess withdrawals could reduce or even terminate the benefits available.
•Cannot terminate rider until five years after Contract issue.

Name of Benefit [Text Block]	Guaranteed Minimum Withdrawal Benefit (GMWB)
Operation of Benefit [Text Block]
Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders
One of the primary benefits provided under your Contract is the guaranteed minimum withdrawal benefit and this provision covers the GMWB Riders’ benefits and limitations. For more detailed information about these riders, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
You must elect one of the following GMWB riders: Target Income Protector; Flexible Income Protector; or Flexible Income Protector Plus. These riders provide For Life withdrawals that help protect you against the risk of outliving your money. Some rider provisions may vary from state to state and may be subject to additional restrictions. All material state variations have been described in this prospectus.
Some of the features of these GMWB riders include:
•Target Income Protector - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. Selection of this rider results in restriction of your Contract investment options to more limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
•Flexible Income Protector - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider does not include an annual bonus. Selection of this rider results in restriction of your Contract investment options to a different set of limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
•Flexible Income Protector Plus - This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. Selection of this rider results in restriction of your Contract investment options to a different set of limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
For Life withdrawal benefit payment percentages
These riders permit an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments. The election of "Joint Life" will result in a lower withdrawal benefit payment than the "Single Life" election.
Bonus feature
The Target Income Protector and Flexible Income Protector Plus riders have a bonus feature that rewards you annually for not taking withdrawals for a period of time immediately following purchase of a Contract. The GMWB Bonus increases the For Life withdrawal benefit base, which increases your available For Life withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value. This feature is not available with the Flexible Income Protector rider.
Step-Up feature
These riders have an annual step-up feature that can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth. You may choose to opt out of the GMWB step-up feature if the charge for your rider will increase.
Maximum annual rider charge
The Target Income Protector rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base. The Flexible Income Protector rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base. The Flexible Income Protector Plus rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base.
Spousal continuation
These riders provide that the For Life withdrawal benefit payments may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described in this section. We will not accept additional premium payments once the Contract accumulated value becomes zero. The additional premium payments will increase the For Life withdrawal benefit base on the next Contract anniversary.
Excess Withdrawals
Any portion of a withdrawal that exceeds the available For Life withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the For Life withdrawal benefit base, which will reduce future For Life withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal.
Termination
You may not terminate your GMWB rider prior to the 5th Contract anniversary following the rider effective date.
The rider will be terminated upon the earliest of the following to occur:
•The date you send us notice to terminate the rider.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except as otherwise provided in this prospectus.
•The date your surviving spouse elects to continue the Contract without the rider.
•The date you make an impermissible change in a covered life.
See 10. BENEFITS AVAILABLE UNDER THE CONTRACT for additional information.
Example:
Owner is 66 and has $300,000 in his withdrawal benefit base. If the single life withdrawal percentage at age 66 is 5.25%, the annual withdrawal benefit payment would be $15,750, or $1,312.50 per month. If the owner is eligible for the step-up feature, the withdrawal benefit base could increase if the annuity shows market gains for the year. If an excess withdrawal is taken, the annual withdrawal benefit payment available will decrease.
For additional, more detailed examples, see Appendices C, D and E.
Factors to Consider Before You Buy A Contract With A GMWB Rider
GMWB riders are designed to provide withdrawals for the rest of your life that help protect you from the risk of outliving your money. A GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
A Contract with a GMWB rider may be appropriate if you:
•Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
•Want to protect against the risk of you or your spouse outliving your income.
A Contract with a GMWB rider generally will not be appropriate if you:
•Do not intend to take any withdrawals from your Contract.
•Have an aggressive growth investment objective.
•Plan on taking withdrawals that exceed the GMWB withdrawal limits.
Before you purchase a Contract with a GMWB rider, you should carefully consider the following:
•The features of a GMWB rider may not be purchased separately. As a result, you may pay for rider features that you never use.
•If you take withdrawals that exceed a GMWB rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the For Life withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.
•A GMWB rider does not guarantee that the For Life withdrawal benefit payment(s) will be sufficient to meet your future income needs.
•A GMWB rider is not a guarantee that you will receive any earnings on your premium payments.
•A GMWB rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.
•The fee for the GMWB rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.
•A GMWB rider restricts your investment options to investment options that reflect a generally balanced investment objective.
•You may not terminate the GMWB rider until the 5th Contract anniversary following the rider effective date.
You should review the terms of each GMWB rider carefully and work with your financial professional to decide which GMWB rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
Which GMWB Rider May Be Appropriate for You
The Target Income Protector rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want to defer taking withdrawals and receive the GMWB Bonus.
The Flexible Income Protector rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want our lowest-cost GMWB rider.
•Want the ability to invest in a broader range of investment options than is available with the Target Income Protector rider.
The Flexible Income Protector Plus rider may be appropriate if you:
•Want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from the potential growth in your Contract accumulated value with the GMWB Step-Up.
•Want to defer taking withdrawals and receive the GMWB Bonus.
•Want the ability to invest in the upcoming buffer account, which is not available in the Target Income Protector and Flexible Income Protector riders.
GMWB Rider Restrictions/Limitations
The GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take - or not take - withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 4. FEE TABLE). However, any withdrawals may have an impact on the value of your rider’s benefits.
If you take withdrawals in an amount that exceeds an available For Life withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the For Life withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see 4. FEE TABLE).
The GMWB rider results in restriction of your Contract investment options to more limited GMWB investment options (see GMWB Investment Options in this section).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of the rider (see Covered Life Change in this section).
GMWB Investment Options
While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under each GMWB rider (the GMWB investment options) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that the Contract value goes to zero.
When the GMWB rider is in effect, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options with each GMWB rider are:
Target Income Protector
•Diversified Balanced Adaptive Allocation Account;
•Diversified Growth Adaptive Allocation Account;
•Diversified Income Account; and
•Fidelity VIP Government Money Market Portfolio.
Flexible Income Protector
•Diversified Balanced Account;
•Diversified Balanced Strategic Allocation Account;
•Diversified Growth Account;
•Diversified Growth Strategic Allocation Account;
•Diversified Income Account; and
•Fidelity VIP Government Money Market Portfolio.
Flexible Income Protector Plus
•Diversified Balanced Account(1);
•Diversified Balanced Strategic Allocation Account(1);
•Diversified Growth Account(1);
•Diversified Growth Strategic Allocation Account(1);
•Diversified Income Account;
•Fidelity VIP Government Money Market Portfolio;
•PVC U.S. LargeCap S&P 500 Index Buffer July Account;
•PVC U.S. LargeCap S&P 500 Index Buffer April Account;
•PVC U.S. LargeCap S&P 500 Index Buffer January Account; and
•PVC U.S. LargeCap S&P 500 Index Buffer October Account.
(1)     Effective July 1, 2022, this account is not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.

For more information about each of these investment options, see the underlying mutual fund’s prospectus, which can be found at the following website: www.principal.com/LifeIncomeIIVAReport.
You may allocate new premium payments to the DCA Plus accounts. Such allocations are subject to the provisions of your Contract. See 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations.
DCA Plus Accounts
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. NOTE: The rider may not be terminated for 5 contract years following the rider effective date.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option(s) to one or more of the GMWB investment options available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option.*** You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option that is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option.*** You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer, in which case the discontinued GMWB investment option will no longer be available to you.***
***NOTE: If your Contract was issued in the State of New York, had an application signature date on or before June 30, 2022, and your Contract includes the Flexible Income Protector Plus Rider, the following GMWB investment options remain available to you:
•Principal VCF Diversified Balanced Account – Class 2;
•Principal VCF Diversified Balanced Strategic Allocation Account – Class 2;
•Principal VCF Diversified Growth Account – Class 2; and
•Principal VCF Diversified Growth Strategic Allocation Account – Class 2.
GMWB Investment Options Underlying Mutual Funds
You should note that all or most of the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Global Investors, LLC ("PGI"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying mutual funds that are not managed by an affiliate of ours, this Contract may not be appropriate for you.
To the extent that an underlying mutual fund managed by PGI may be included as a GMWB investment option, PGI will receive compensation from the management fee of the underlying mutual fund.
GMWB Rider Terms
We use the following definitions to describe the features of the GMWB riders:
•Excess Withdrawal - the portion of a withdrawal that exceeds the available For Life withdrawal benefit payment.
•For Life withdrawal benefit base - the basis for determining the For Life withdrawal benefit payment available each year.
•For Life withdrawal benefit payment - the amount that we guarantee you may withdraw each contract year.
•GMWB Bonus - a bonus credited to the For Life withdrawal benefit base, provided certain conditions are met. This feature is not available with the Flexible Income Protector rider.
•GMWB investment options - the limited investment options available under each GMWB rider.
•GMWB Model - a grouping of one or more investment options available under the GMWB rider.
•GMWB Step-Up - an increase to the For Life withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Required minimum distribution (“RMD”) amount - the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date - the date the rider is issued.
•Withdrawal - any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described below. We will not accept additional premium payments once the Contract accumulated value becomes zero.
While the rider is in effect, we may limit or not accept additional premium payments if we determine that, as a result of the timing and amounts of your additional premium payments and withdrawals, a limitation is necessary for us to manage the financial risks incurred in providing the GMWB. We also reserve the right to limit or not accept additional premium payments if we are not then offering this benefit for new contracts, or if we are offering a modified version of this benefit for new contracts. We will exercise such reservation of right for all annuity owners in the same class, in a non-discriminatory manner.
For Life Withdrawal Benefit Base
The For Life withdrawal benefit base is used to calculate the annual For Life withdrawal benefit payment. We calculate the For Life withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial For Life withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the For Life withdrawal benefit base is reset to the greater of 1 or 2, where:
1= the accumulated value on the Contract anniversary (see GMWB Step-Up in this section).
2 = the result of (a + b + c - d), where:
a = prior year For Life withdrawal benefit base (or initial For Life withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus (if applicable) credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawal causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
For Life Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments
“Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:
a.    Owner if there is only one owner;
b.    Annuitant if the owner is not a natural person;
c.    Youngest joint owner if there are joint owners; or
d.    Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy the rider’s issue age requirements on the date the covered life is designated in accordance with the terms of the rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments
“Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:
a.    The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    The joint owners, provided the joint owners are each other’s spouse.
NOTE:  Under the Code, spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will treat same-sex couples legally married in their respective states as having the same rights to benefits under federal law as opposite sex couples. All Contract provisions will be interpreted and administered in accordance with the Code and the relevant Internal Revenue Service guidance. For more information, please see your tax advisor.
NOTE:    At the time a covered life is designated, that covered life must satisfy the rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
For the Target Income Protector and the Flexible Income Protector Plus riders, the For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date.
For the Flexible Income Protector rider, the For Life withdrawal benefit payment percentages depends on whether you have elected “Single Life” or “Joint Life”, the age of the covered life on the date of the first withdrawal following the rider effective date, and the contract year at the time of the first withdrawal.
The For Life withdrawal benefit payment percentages applicable to the For Life withdrawal benefit payment are disclosed in a prospectus supplement that provides the percentages (“GMWB Charges and Percentages Supplement”).
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when to take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of the rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be based on age 46 and locked in for the remaining life of the rider. Election of "Joint Life" will result in a lower For Life withdrawal benefit payment percentage than "Single Life."
GMWB Bonus - only applicable for Target Income Protector and Flexible Income Protector Plus riders
Under the GMWB Bonus we will credit a bonus (“GMWB Bonus”) to the For Life withdrawal benefit base provided you have not taken any withdrawals since the rider effective date. The GMWB Bonus is calculated on each Contract anniversary.
The GMWB Bonus is equal to the total of all premium payments made prior to each Contract anniversary multiplied by the applicable GMWB Bonus Percentage disclosed in the GMWB Charges and Percentages Supplement.
The GMWB Bonus is no longer available after the earlier of:
•The Contract anniversary stated in the applicable GMWB Charges and Percentages Supplement following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
For rules to determine which GMWB Charge Percentage will apply to your contract, see Determining GMWB Charges and Percentages in this section.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the For Life withdrawal benefit base. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
The GMWB Step-Up is automatic and applies annually.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the For Life withdrawal benefit base, we will Step-Up the For Life withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your For Life withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the For Life withdrawal benefit base.
NOTE:     All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the For Life withdrawal benefit base will Step-Up.
If we increase the rider charge for existing contracts and you are eligible for a GMWB Step-Up of the withdrawal benefit base, you will be charged the increased rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you at least thirty days advance notice if the charge for your rider For Life will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups. For more information on the rider charge, see 7. CHARGES.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the For Life withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     10 years after the rider effective date;
2.    You have not declined any increases in the rider charge; and
3.    You have not fully annuitized the Contract.
GMWB Percentages
The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. All GMWB Charges and Percentages Supplements are available at www.principal.com/LifeIncomeIIVAReport. This prospectus, including the current GMWB Charges and Percentages Supplement, is available at www.principal.com/LifeIncomeIIVAReport. For applications signed before the date of this prospectus, see Appendix G.
For more information regarding the GMWB Bonus and the For Life withdrawal benefit payment percentages, see the GMWB Bonus and For Life Withdrawal Benefit Payment provisions in this section.
Determining GMWB Charges and Percentages
The GMWB Charge and GMWB Percentages for your Contract will be determined as described in this paragraph so long as you satisfy the guidelines on submitting your application (see GMWB Submission Guidelines in this section). The GMWB Charge and GMWB Percentages in effect on the date you sign the application will apply to your Contract except in the following situation. If any of the GMWB Percentages in effect on the date we receive the money have increased from those in effect on the date you signed your application, you will receive the GMWB Charge and GMWB Percentages in effect on the date we receive the money, provided that no GMWB Percentages have decreased and the GMWB Charge has not changed.
You will be notified if the GMWB Submission Guidelines are not satisfied, in which case we will provide you with the current GMWB Charges and Percentages Supplement, which will include the GMWB Charge and GMWB Percentages applicable to your Contract. Additional paperwork may be required.
The GMWB Percentages applicable to your Contract will not change for the life of your Contract and will be in a GMWB Charges and Percentages Supplement attached to your prospectus. We reserve the right to increase the
GMWB Charge up to the maximum annual charge. See GMWB Charges for Rider Benefits in this section for more information.
For contract replacements where New York Reg 60 applies, see Appendix F for New York submission guidelines and information on determining GMWB Charge and GMWB Percentages. New York Regulation 60 is a regulation designed to protect New York consumers against unwanted or unnecessary replacements of existing life insurance or annuity contracts. New York Regulation 60 requires a person applying for an annuity contract in New York to authorize the insurance company to obtain information about any existing products/contracts they may own. The insurer then must provide the consumer with disclosures comparing the existing contract(s) to the new one. The insurer must describe the reasons why the company or advisor is recommending the new annuity contract and the replacement of the existing one.
GMWB Submission Guidelines
The guidelines that apply to the submission of your application (“GMWB Submission Guidelines”) are:
•your application must be signed within the stated time period during which the GMWB Charge and GMWB Percentages are in effect;
•your application must be received by us within 7 business days of the date the application is signed; and
•the annuity must be funded within 60 calendar days of the date the application is signed.
Under certain circumstances we may waive the GMWB Submission Guidelines or extend these time periods in a nondiscriminatory manner. For example, the GMWB Submission Guidelines may be waived in the event a delay is caused by Company’s or its representative’s error.
For contract replacements where New York Reg 60 applies, see Appendix F for New York submission guidelines and information on determining GMWB Charge and GMWB Percentages.
Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of the rider, except for the following permissible Changes:
1.    Spousal continuation of the rider as described in Death Benefit in this section.
2.    If withdrawals have not been taken and you have not previously elected to continue the rider as provided in Death Benefit, then:
a.    You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b.    You may remove a joint owner or primary beneficiary as a covered life.
c.    The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3.    If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner as a covered life.
b.    You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of the rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4.    If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner or primary beneficiary as a covered life.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of the rider.
c.     The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5.    If you have previously elected to continue the rider as provided in Death Benefit, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of the rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or the rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, the rider will be terminated as of the date of the assignment.
Effect of Withdrawals
A GMWB rider does not require you to take an available For Life withdrawal benefit payment. If you elect not to take an available For Life withdrawal benefit payment, that amount will not be carried forward to the next contract year.
For the Target Income Protector and Flexible Income Protector Plus riders, once you take a withdrawal, the GMWB Bonus is no longer available for the remainder of the Contract. See GMWB Bonus - only applicable for Target Income Protector and Flexible Income Protector Plus riders (in this section).
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t of the Code, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals below for additional information.
If you take excess withdrawals, the For Life withdrawal benefit base will be reduced on the next Contract anniversary. See Excess Withdrawals below for information about the negative effect of excess withdrawals.
To help you better understand the various features of the rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples in APPENDIX C, APPENDIX D, and APPENDIX E.
Excess Withdrawals
Any portion of a withdrawal that exceeds the available For Life withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the For Life withdrawal benefit base, which will reduce future For Life withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the For Life withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on For Life withdrawal benefit base
Excess withdrawals will reduce the For Life withdrawal benefit base in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available For Life withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the For Life withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the For Life withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a For Life withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a For Life withdrawal benefit payment for that contract year will be deemed an excess withdrawal.
RMD Program
Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•You have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable For Life withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a For Life withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment option:
•Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
See Effect of Withdrawals in this section for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your selection as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as follows:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the For Life withdrawal benefit payments as follows:
•If you have taken For Life withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken For Life withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
•the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or
•the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.
NOTE:    In the event that the Contract accumulated value reduces to zero, the For Life withdrawal benefit payments elected above will continue, but all other rights and benefits under the rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.
Termination and Reinstatement
You may not terminate the rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate the rider upon the earliest of the following to occur:
•The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Death Benefit in this section or the removal/ addition of a joint life as described in Covered Life Change in this section.
•The date your surviving spouse elects to continue the Contract without the rider (even if prior to the 5th Contract anniversary following the rider effective date).
•The date you make an impermissible change in a covered life.
If the rider terminates for any reason other than full surrender of the Contract, the rider may not be reinstated. Upon termination of the GMWB Rider, any and all benefits and guarantees under the rider will no longer be available to you.
If you surrender the Contract with the rider attached and the Contract is later reinstated, the rider also must be reinstated. At the time the rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available For Life withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.

If…	And…	Then…
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available For Life withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

Spousal Continuation of GMWB Rider
The rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while the rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue the rider if:
1.    The Contract accumulated value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and the rider; and
3.    Your spouse is either:
    a.    your primary beneficiary, if you were the sole owner; or
    b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without the rider, the rider and all rights, benefits and charges under the rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, the rider may be continued one time only.
The following tables illustrate the various changes and the resulting outcomes associated with continuation of the rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement	Your spouse may continue the rider and take withdrawals until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of the rider will continue as in effect on the date of your death.
No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The GMWB rider terminates upon the death of the first owner to die. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of the rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

Automatic Portfolio Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Automatically occurs quarterly with an active GMWB rider. •Transfers can be elected quarterly, semi-annually or annually if you terminate your GMWB rider.
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Operation of Benefit [Text Block]	Automatic Portfolio Rebalancing (APR) For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
DCA Plus Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Plus Program
Purpose of Benefit [Text Block]	DCA Plus accounts, which transfer amounts automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and pays you interest on amounts remaining in the DCA Plus accounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only premium payments may be allocated to the DCA Plus accounts.
•Transfers from the underlying mutual funds into the DCA Plus accounts are not permitted.
•Transfers occur automatically on the 28th of each month.

Name of Benefit [Text Block]	DCA Plus Program
Operation of Benefit [Text Block]	DCA Plus Program For details about the DCA Plus Accounts and Dollar Cost Averaging Plus Program, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Dollar Cost Averaging Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Scheduled Transfers (Dollar Cost Averaging) For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver Of Surrender Charge Rider [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Purpose of Benefit [Text Block]	Waives surrender charges in the event of a critical need.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in the prospectus; and •Critical need did not exist before contract date.
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Operation of Benefit [Text Block]	Waiver of Surrender Charge Rider For details about the waiver of surrender charge rider, see 3. OVERVIEW OF THE CONTRACT.
Target Income Protector Rider Summary [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Target Income Protector Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Target Income Protector Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the For Life withdrawal benefit base on each Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.

Flexible Income Protector Rider Summary [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Flexible Income Protector Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Flexible Income Protector Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•"Single Life" — tiered percentages based on age and contract year at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•"Joint Life" — tiered percentages based on age and contract year at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.

Flexible Income Protector Plus Rider Summary [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Flexible Income Protector Plus Rider Summary

Rider Issue Age	45 – 80
Rider Charge
Flexible Income Protector Plus Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 2.00%.
•    Current annual charge can be found in the applicable GMWB Charges and Percentages Supplement.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the For Life withdrawal benefit base on each Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.

Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrendered from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.
Surrender charges apply for up to 7 years following your last premium payment. These charges will reduce the value of your Contract if you withdraw money during that time.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the (Contract (e.g., the division of the Separate Account).

•  Each investment option (including the DCA Plus accounts) has its own unique risks.

•  You should review available investment options before making an investment decision.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations (including under the DCA Plus accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Poor Investment Performance [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/LifeIncomeIIVAReport.

Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and the GMWB rider are better for investors with long time horizons. Surrender charges apply for up to seven years after your last premium payment and these charges will reduce the value of your Contract if you withdraw money during that time. Taking excess withdrawals could substantially reduce or even terminate the benefits available under the Contract. See "Contract Benefits Risk" below. There also may be adverse tax consequences if you take early withdrawals from the Contract.
Volatility Mitigation Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Volatility Mitigation Risk
Your investment options include volatility-controlled underlying mutual funds. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains. To see the funds' prospectus, go to the following website: www.principal.com/LifeIncomeIIVAReport.
Defined Outcome Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap S&P 500 Index Buffer April Account, PVC U.S. LargeCap S&P 500 Index Buffer January Account, PVC U.S. LargeCap S&P 500 Index Buffer July Account, and PVC U.S. LargeCap S&P 500 Index Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/LifeIncomeIIVAReport.
Alternatives To The Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Alternatives to the Contract Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).

Tax Law Changes [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Risks Affecting Our Administration of Your Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
C000175900 [Member]
Variable Option [Line Items]
Average Annual Total Returns, 10 Years [Percent]	5.61%
C000175900 [Member] | C000048776 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class 2 [3]
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK)
Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK)
Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	1.83%
C000175900 [Member] | C000081996 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Account Class 2 [2,3,4]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	7.27%
C000175900 [Member] | C000178859 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [2,3,4,8]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	4.50%
C000175900 [Member] | C000081997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Account Class 2 [2,3,4]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	8.90%
C000175900 [Member] | C000178860 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [2,3,7]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	6.13%
C000175900 [Member] | C000112991 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified Income Account Class 2 [2,3]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	3.74%
C000175900 [Member] | C000238595 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Defined Outcome
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,5,6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.95%
C000175900 [Member] | C000238596 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Defined Outcome
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,5,6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	12.74%
C000175900 [Member] | C000235586 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Defined Outcome
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,5,6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.26%
C000175900 [Member] | C000238594 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Defined Outcome
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,5,6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.10%